UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street
         Suite 2000
         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos, CFA     Baltimore, MD/USA     November 10, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $594,559 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    44667   821858 SH       SOLE                   456316        0   365542
AMERICAN CAMPUS CMNTYS INC     COM              024835100    29259  1089734 SH       SOLE                   621662        0   468072
AVALONBAY CMNTYS INC           COM              053484101    21947   301766 SH       SOLE                   129687        0   172079
BIOMED REALTY TRUST INC        COM              09063H107    18558  1344830 SH       SOLE                   626690        0   718140
BOSTON PROPERTIES INC          COM              101121101    30179   460402 SH       SOLE                   199590        0   260812
BROOKFIELD PPTYS CORP          COM              112900105     6552   581886 SH       SOLE                   304485        0   277401
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     4529   112400 SH       SOLE                    54200        0    58200
DIGITAL RLTY TR INC            COM              253868103     3191    86543 SH       SOLE                    37063        0    49480
DOUGLAS EMMETT INC             COM              25960p109    30354   664058 SH       SOLE                   310472        0   353586
DUKE REALTY CORP               COM NEW          264411505    11801   961033 SH       SOLE                   441091        0   519942
ESSEX PPTY TR INC              COM              297178105    22782  1896960 SH       SOLE                   894918        0  1002042
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    15842   199082 SH       SOLE                    88351        0   110731
GOVERNMENT PPTYS INCOME TR     COM SHS BEN INT  38376a103    23140   377070 SH       SOLE                   163338        0   213732
HCP INC                        COM              40414l109    14566   606705 SH       SOLE                   367224        0   239481
HEALTH CARE REIT INC           COM              42217k106    40983  1426021 SH       SOLE                   660773        0   765248
HOME PROPERTIES INC            COM              437306103    28106   675311 SH       SOLE                   327266        0   348045
KITE RLTY GROUP TR             COM              49803t102     6020  1443656 SH       SOLE                   639793        0   803863
MACERICH CO                    COM              554382101     5871   136250 SH       SOLE                    55200        0    81050
PUBLIC STORAGE                 COM              74460d109    15809   986831 SH       SOLE                   457899        0   528932
REGENCY CTRS CORP              COM              758849103    40163   533800 SH       SOLE                   246415        0   287385
SIMON PPTY GROUP INC NEW       COM              828806109    22162   598185 SH       SOLE                   283054        0   315131
TANGER FACTORY OUTLET CTRS I   COM              875465106    80133  1154161 SH       SOLE                   520208        0   633953
TAUBMAN CTRS INC               COM              876664103    19747   528848 SH       SOLE                   242929        0   285919
VENTAS INC                     COM              92276F100      306     8485 SH       SOLE                     5625        0     2860
VORNADO RLTY TR                SH BEN INT       929042109    57892   898820 SH       SOLE                   402789        0   496031